Summary of Significant Accounting Policies - Anti-dilutive Securities (Details) - shares	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	14,196,994	9,749,290
Warrants to purchase shares of common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	14,166,666	0
Options to purchase shares of common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	0	9,749,290
Restricted shares of common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	30,328	0